INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarised statement of comprehensive income
Revenue		$ 5,549	$ 5,215	$ 5,212
Attributable profit for the year	[1]	263	223	524
Total comprehensive income for the year	[1]	246	$ 133	$ 564
Percentage of associate held			28.30%
Associates [member]
Summarised statement of comprehensive income
Income statement loss		(30)	$ (32)
Bioventus LLC
Summarised statement of comprehensive income
Revenue		377	386
Attributable profit for the year		(152)	(129)
Group adjustments		46	17
Total comprehensive income for the year		(106)	(112)
Income statement loss		$ (30)	$ (32)
Percentage of associate held		27.96%	28.30%

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.